Derivative Instruments (Details Textuals) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Derivative Instruments (Textuals) [Abstract]
Foreign currency-denominated debt	$ 20,000,000		$ 21,000,000
Commodity derivatives used as fair value hedging instruments			1,000,000,000
Recognization of losses related to cash flow hedges in Income	159,000,000
Maximum length of time hedged in forecasted transactions	10 years
Net derivative payables containing collateral or termination feature, Fair Value	16,300,000,000
Net derivative payables posted collateral	11,400,000,000
Collateral liquid securities received	16,200,000,000		16,500,000,000
Collateral liquid securities posted	10,200,000,000		10,900,000,000
Additional collateral received as security in Derivative transactions	20,500,000,000		18,000,000,000
Additional collateral delivered as security in Derivative transactions	7,600,000,000		8,400,000,000
Cumulative effect of changes in accounting principles		(129,000,000)
Foreign Exchange Contract [Member] | Fair Value Hedging [Member] | Trading activities [Member]
Derivative Instruments (Textuals) [Abstract]
Revenues of trading portfolio derivatives designated as fair value hedging instruments	(3,200,000,000)	1,700,000,000
Net Investment Hedging [Member]
Derivative Instruments (Textuals) [Abstract]
Foreign currency transaction gain or loss related to foreign currency-denominated debt designated as a net investment hedge	0
Fair Value Hedging [Member]
Derivative Instruments (Textuals) [Abstract]
Revenues of trading portfolio derivatives designated as fair value hedging instruments	360,000,000	65,000,000
Two-notch Downgrade [Member]
Derivative Instruments (Textuals) [Abstract]
Additional collateral to be posted by the Firm as the impact of ratings downgrades	3,200,000,000
Additional assets required to settle trades as the impact of ratings downgrades	1,100,000,000
Single-notch Downgrade [Member]
Derivative Instruments (Textuals) [Abstract]
Additional collateral to be posted by the Firm as the impact of ratings downgrades	1,900,000,000
Additional assets required to settle trades as the impact of ratings downgrades	$ 382,000,000